Risk Management - Summary of Carrying Amounts, the Fair Value and Schedule of Expected Reclassifications (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about hedged items [line items]
Exports affecting the statement of income | $	$ (3,218)		$ (2,952)	$ (1,801)
Non-derivative financial instruments (debt: principal and interest) [member]
Disclosure of detailed information about hedged items [line items]
Beginning balance	$ 61,763	R$ 201,293
Hedged transactions	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	$ 21,129	R$ 68,252
Nature of the risk	Foreign Currency - Real vs U.S. Dollar Spot Rate	Foreign Currency - Real vs U.S. Dollar Spot Rate
Exports affecting the statement of income	$ (3,986)	R$ (12,703)
Maturity Date	January 2018 to December 2027	January 2018 to December 2027
Principal repayments / amortization	$ (20,506)	R$ (65,726)
Carrying amount	61,763	201,293	61,763
Foreign exchange variation | R$		2,073
Ending balance	$ 58,400	R$ 193,189	$ 61,763